FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 84	$ 10,770
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(52)	0
Net amount	32	10,770
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	(5,798)	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	52	0
Net amount	$ (5,746)	$ 0